To our shareholders:

	We are pleased to report that our prediction of an 'attractive buying opportunity' for the Fund in our first quarter report became a reality. Volumetric's share value increased sharply in the second quarter. Net asset value advanced 11.0% reaching $18.92 on June 30, up from $17.05 on March 31. As a matter of fact, this was our best second quarter since 1983. We are up 10.2% so far in 1997. Volumetric also posted a 21.7% gain for the 12 months ended June 30. Net assets surged to a record of $16.1 million. We reduced our cash position to a bullish 5% from 28% as of March 31.

	The Volumetric Index, which measures the value of a $10,000 initial investment in the Fund on January 1, 1979, has reached $113,688 on June 30, the highest ever for a quarter end.
Although the NYSE Composite Index appreciated 17.9% in the first half, its equivalent value of an initial investment on 1/1/79 has reached only $76,233.

PORTFOLIO REVIEW
	The composition of our current portfolio is one of the strongest in recent years. Our average stock is up 23.9%. Out of our 67 securities there are 63 winners and only 4 minor losers. None of our stocks are down more than 6%. Even more impressively, our stocks have the upside momentum, as they keep on hitting new record highs. For example, all but one of our securities were within 10% of their 52-week highs, as of June 30.

	Our five best performing investments were:

                			 	                  Number of
			                       % Gain       Days Held
1. Warner Lambert         181.9%	     	  602
2. Allied Signal   	      134.0  	       905
3. Procter & Gamble        87.9		        651
4. Keystone International  67.0           56
5. Textron                 66.9          245


	Many of our new stock positions purchased in the second quarter have moved substantially higher. Keystone International is the most impressive. It has advanced 67% since we purchased it in May. It is being taken over by Tyco International. Below are the 5 new stocks with the highest percentage gain.

	                          % Gain    Days Held     Reason
Keystone Intern'l           67.0%      56         Takeover
Navistar                    59.0       60         Turnaround
Shopko                      39.1       70         Restructuring
Scientfic Atlanta           26.1       55         Turnaround
Deere                       21.3       84         Higher earnings


	We purchased the following 38 stocks in the second quarter:

	Purchases: Alcoa, Alza, AMR, Aviall, Bergen Brunswig, Carmike Cinema, Chris Craft, Cooper Tire & Rubber, Deere, Duty Free International, Fiserv, Ford, GATX, General Dynamics, Goodrich, Haemonetics, Harsco, Hewlett-Packard, International Paper, John Alden Financial, Johnson & Johnson, Keystone International, Morrison Knudson, National Service Industries, Navistar, Newell, Owens Minor, Phelps Dodge, Ply-Gem Industries, Savannah Foods, Scientific Atlanta, S&P Midcap Index, Shopko, Southwest Airlines, TCBY, Union Carbide, Westinghouse, Zale.

	Sales: Our most profitable sales were Avery Dennison with a 198% gain and North Fork Bancorp with a 99% gain. The following twenty-two stocks were sold in the second quarter: American Express, Alaska Air Lines, Alcan Aluminum, Asarco, Avery
Dennison, Ballard Medical, Beneficial Corp., Browning Ferris, Centex, Chevron, Colgate Palmolive, Cypress Semiconductor,
Dallas Semiconductor, Data General, Delta Airlines, First
Republic Bank, Glendale Federal, Halliburton, Reliance Group, Rockwell International, Russell, Wallace Computer.

GROWTH AND PROTECTION
	Our protection system worked again! Although we had good growth in the first half, our most impressive results were accomplished in the down market protection mode. During the sharp March/April correction the major market indices dropped 10% or more. However, Volumetric's pullback was only 7.5%. This was now the second successful test of our 'Strength and Protection' system in a down market. Since July of 1996, the market had two downward corrections of between 9-12%. In both cases our maximum decline was less than 8%.

OTHER NEWS
	We are pleased to announce the introduction of the semi-annual account statement. Instead of one you will receive two statements annually. By now, you must have received your June
30 statement.

	Our volume analysis is now done more quickly due to additional computerization. We now scan and analyze stocks more than 5 times faster as before. The credit is due to Jeffrey
Gibs, who joined Volumetric Advisers, in January.

	During the first half of 1997, we improved efficiency by combining several multiple shareholder accounts and eliminated many small fractional accounts. This combining along with new share sales and market appreciation increased the size of the average shareholder account by 37%.

UPDATE AND OUTLOOK
	In July, Volumetric and the stock market opened sharply higher. Our NAV reached a new record high of $19.58 on July 10th, up $0.66, or 3.5%, in just 7 business days. Duty Free International, a stock we bought on June 30th at $18.375, received a $24 tender offer on July 2nd. We sold it on July 9th at $23.875 with a quick 30% profit.

	We expect the market to continue advancing but at a more moderate pace in the third quarter. This should enhance the relative performance of Volumetric. Our 'relative strength' is best under moderately growing, flat and down market conditions.

July 11,  1997
					Sincerely,



					Gabriel Gibs
		                       President



					Irene J. Zawitkowski
	                     		Executive Vice President




              FINANCIAL HIGHLIGHTS
   (For a share outstanding throughout the period)
         Six Months Ended June 30, 1997
                (Unaudited)

Per share data:
Net Asset Value, December 31, 1996                       $18.38
Income from investment operations:
  Net investment income                                    0.00
  Net realized and unrealized gain on investments          1.75
                                                           -----
Total from investment operations                           1.75
                                                           -----
Less distributions from:
  Net investment income                                   (0.35)
  Realized gains                                          (0.86)
                                                          ------
Total distributions                                       (1.21)
                                                          ------
Net Asset Value, June 30, 1997                            $18.92
                                                          =======
Total Return                                               10.19%
                                                          =======
Ratios/Supplemental Data:
Net assets, 6/30/97 (in thousands)                       $16,113
Ratio of expenses to average net assets                    1.96%*
Ratio of net income to average net assets                  0.00%*
Portfolio turnover rate                                     129%
*Annualized



			               VOLUMETRIC FUND, INC.
			              STATEMENT OF OPERATIONS
			         For  Six Months Ended June 30, 1997
		                    	(Unaudited)

INVESTMENT INCOME
		Dividends................................... $    114,430
		Interest....................................       29,482
                                                    -------
TOTAL INVESTMENT INCOME.......................      143,912
                                                    -------
EXPENSES
		Management fee..............................      146,534
                                                    --------
INVESTMENT INCOME - NET.......................       (2,622)
                                                    --------
REALIZED AND UNREALIZED
		GAIN ON INVESTMENTS
Net realized gain on investment...............			  1,390,527
Unrealized appreciation of investments
		Beginning of period..........    $2,670,124
		End of period................     2,804,646
		Increase in unrealized appreciation.........       134,522
                                                 -----------
NET GAIN ON INVESTMENTS........................    1,525,049
INCREASE IN NET ASSETS 						                   ------------
		RESULTING FROM OPERATIONS...............				  $  1,522,427
                                                ============

			              VOLUMETRIC FUND, INC.
			         STATEMENT OF CHANGES IN NET ASSETS
			         For Six Months Ended June 30, 1997
  			                 (Unaudited)

CHANGES RESULTING FROM OPERATIONS
Investment income - Net....................... $       (2,622)
Net realized gain on investments..............			    1,390,527
Increase in unrealized appreciation............			     134,522
INCREASE IN NET ASSETS RESULTING                    ----------
		FROM OPERATIONS...............................			  1,522,427
DISTRIBUTIONS TO SHAREHOLDERS
From 1996 net investment income
		($0.35/share).................................		    (272,106)
From 1996 net realized gain on
  	investment ($0.86/share)			                        (668,604)
                                                      ---------
TOTAL DISTRIBUTIONS............................	      (940,710)
CAPITAL SHARE TRANSACTIONS				                        ---------
		Shares sold..................................			      822,128
		Shares reinvested............................			      920,153
		Shares redeemed..............................			     (497,999)
NET INCREASE FROM CAPITAL					                         ---------
		SHARE TRANSACTIONS...........................        1,244,282
                                                      ----------
NET INCREASE IN NET ASSETS.....................				    1,825,999
NET ASSETS:
	Beginning of year.............................					  14,286,584
                                                     -----------
	End of period..................................				 $16,112,583
						                                               ===========




      	  VOLUMETRIC FUND, INC.
       PORTFOLIO OF INVESTMENTS
	           June 30, 1997
	            (Unaudited)

COMMON	STOCKS: 94.8%	 MARKET

SHARES     COMPANY	                 VALUE
	Aerospace/Defense: 3.9%
12,000	Aviall*				               	$168,000
 2,900	General Dynamics	           217,500
 4,000	Precision Castways	         238,500
                                   -------
		  					                          624,000
                                   -------
	Air Transportation: 4.0%
 2,200	AMR			       	              203,500
 4,400	Federal Express	            254,650
 7,000	Southwest Airlines	         181,125
                                   -------
                  						           639,275
				                               -------
	Autos: 2.5%
 6,000	Ford	 				                  228,000
10,000	Navistar*			                172,500
                                   -------
                      						     	 400,500
                                   -------
	Banking: 1.6%
 4,400	Mercantile Bancorp	         267,300
                                   -------
	Beverage: 1.6%
 6,200	Anheuser-Busch    	   	     260,013
                                   -------
	Building/Construction: 2.6%
 12,000 Ply-Gem Industries          217,500
 19,100 Standard Pacific  	         195,775
		                                 --------
						                      			  	  413,275
                                    -------
	Chemical: 5.4%
 3,900 Betz Dearborn  	             257,400
 3,900 Ecolab			                    186,225
 5,200 Goodrich			                  225,225
 4,200 Union Carbide		              197,663
                                    -------
	              			           					  866,513
	                                   -------
	Communications: 3.6%
 4,400 Chris Craft*	       		       212,300
 5,200 Harte Hanks		                153,400
 9,000 Westinghouse	                208,125
                                    -------
  				                              573,825
		                                  -------
	Computers: 1.2%
 3,600	Hewlett-Packard	             201,600
	                                   -------
	Consumer Products: 3.3%
 5,000 Newell		                     198,750
2,400 	Procter & Gamble	            339,000
                                    -------
				                                537,750
                                    -------
	Drugs: 5.7%
 7,000	Alza*			                     203,000
 3,400 Johnson & Johnson	           218,875
 4,000 Warner Lambert		             497,000
                                    -------
						                              918,875
                                    -------
	Electrical/Electronics: 4.9%
 9,300 Baldor Electric               274,931
 3,300 Honeywell			                  250,388
12,000 Scientific Atlanta	           262,500
                                     -------
					                                787,819
                                     -------
	Engineering: 0.8%
 9,300 Morrison Knudson*	            126,713
								                             -------
	Entertainment: 2.5%
 6,400 Carmike Cinema*               209,600
 2,500 Disney, Walt                  200,625
                                     -------
			                                  410,225
                                     -------

	Financial Services: 1.0%
 3,500 Fiserv		                      156,188
                                     -------
				Foods: 3.0%
20,000 Chock Full 'O Nuts*           146,250
 5,500 Sara Lee         		           228,938
 6,400 Savannah Foods    	           113,600
                                     -------
						                               488,788
                                     -------
	Forest Products: 1.4%
 4,800	International Paper           233,100
                                     -------
	Home Furnishings: 1.0%
 4,400 La-Z-Boy			                  $158,400
                                    --------
	Indices: 5.7%
 3,700 S&P Midcap 		                 206,911
 8,000 S&P 500 Depository Receipts   706,500
                                     -------
	                              				  913,411
                                     -------
 Insurance: 1.0%
 7,700 John Alden Financial          161,219
                                     -------
	Machinery: 5.4%
 4,000 Cooper Industries	            199,000
 4,500 Deere			                      246,938
 2,700 GATX				                      155,925
 7,600 Keystone International        263,625
                                     -------
		             				                  865,488
                                     -------
	Medical: 5.1%
 8,250 Bergen Brunswig               232,031
10,000 Haemonetics*       		         191,250
15,000 Owens-Minor	                  224,063
 5,700 Tenet Healthcare*             168,150
                                     -------
					                                815,494
                                     -------
	Metals: 4.2%
3,000 Alcoa		                        226,125
2,800 Phelps Dodge		                 238,525
3,100 Reynolds Metals                220,875
                                     -------
                                     685,525
                                     -------
	Misc./Diversified: 8.5%
 4,700 Allied Signal	                394,800
 5,500 Harsco		                      222,750
 4,800	National Service Industries   233,700
 4,000 Textron			                    265,500
 9,000	Trimas  	                     253,125
                                   ---------
      					                        1,369,875
                                   ---------
	Oil/Oil Services: 1.7%
 2,600 Texaco			                     282,750
                                     -------
	Real Estate: 1.2%
 7,300 Excel Realty Trust	           192,538
                                     -------
	Restaurants: 0.8%
20,400 TCBY		      		                128,775
                                     -------
	Retail: 8.5%
12,000 Burlington Coat Factory*      234,000
10,500 Duty Free International       196,875
 4,000 Home Depot		                  276,000
 8,100 Shopko			                     206,550
 7,500 Wal-Mart			                   253,594
10,000 Zale*			                      198,125
                                   ---------
					 	                            1,365,144
                                   ---------
	Tire/Rubber: 1.3%
 9,700 Cooper Tire & Rubber          213,400
                                     -------
	Trucking: 1.4%
 6,700 Ryder System		                221,100
                                     -------
TOTAL COMMON STOCKS
(COST:	 $12,474,227)              15,278,873
                                  ----------
CASH EQUIVALENTS/RECEIVABLES:5.2%
Cash					                            140,844
Chase Manhattan Premium
   Market Rate Acct.                 506,028
Receivable from brokers		            163,627
Dividends receivable	                 23,211
                                    --------
TOTAL CASH EQUIVALENTS/RECEIVABLES   833,710
                                   ---------
TOTAL ASSETS				                  16,112,583

Less liabilities		                       -
                                 -----------
NET ASSETS					                  $16,112,583
                                 ===========
VOLUMETRIC SHARES OUTSTANDING		      851,482
NET ASSET VALUE PER SHARE       		    $18.92
                                     =======
NUMBER OF SHAREHOLDER ACCOUNTS         1,138
                                     -------
*Non-income producing security




SECOND QUARTER REPORT 1997

Volumetric Fund, Inc.
87 Violet Drive
Pearl River, New York 10965
(914)623-7637
(800)541-FUND

INVESTMENT ADVISER AND
TRANSFER AGENT
Volumetric Advisers, Inc.
Pearl River, New York

CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, New York




BOARD OF DIRECTORS
William P. Behrens
Jeffrey Castaldo
Richard C. Friedenberg
Gabriel Gibs, Chairman
Anna Karpati
Robert McKenna
Stephen Samitt
David Seidenberg
Raymond W. Sheridan
Frank Wuertz
Irene Zawitkowski

OFFICERS

Gabriel Gibs,
President, Portfolio Manager
Irene J. Zawitkowski,
Executive Vice President, Secretary
Raymond W. Sheridan, Vice President
David L. Seidenberg, Treasurer